Financial Assets - Summary of Available-for-sale Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Available-for-sale securities		¥ 870,533	¥ 810,734
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		496,590	455,124
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		53,933	44,929
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		442,657	410,195
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		373,943	355,610
Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		102,190	93,384
Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		55,066	41,507
Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Available-for-sale securities		162	132
Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		216,525	220,587
Financial assets at fair value, class [member] | Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		496,590	455,124
Financial assets at fair value, class [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		28,440	24,632
Financial assets at fair value, class [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		180,273	157,765
Financial assets at fair value, class [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		185,720	197,133
Financial assets at fair value, class [member] | Debt securities [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Available-for-sale securities		21,514	13,495
Financial assets at fair value, class [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	80,643	62,099
Financial assets at fair value, class [member] | Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		353,307	334,773
Financial assets at fair value, class [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		143,469	129,424
Financial assets at fair value, class [member] | Equity securities [member] | Preferred stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		32,707	31,651
Financial assets at fair value, class [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		92,304	91,344
Financial assets at fair value, class [member] | Equity securities [member] | Wealth management products [member]
Disclosure of financial assets [line items]
Available-for-sale securities		31,348	40,327
Financial assets at fair value, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	53,479	42,027
Financial assets at amortised cost, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	¥ 20,636	¥ 20,837

[1]	Other available-for-sale securities mainly include unlisted equity investments, private equity funds and trust schemes.